Condensed Statements of Cash Flows Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 875,412	¥ 656,389	¥ 412,669
Net cash provided by (used in) operating activities	(1,297,988)	(1,789,431)	951,812
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(6,321,832)	(1,842,893)	(10,470,684)
Cash flows from financing activities:
Net change in short-term borrowings	(7,251,033)	(1,261,955)	6,131,912
Proceeds from issuance of common stock		5	757,790
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,514)	(215,902)	(133,925)
Net cash provided by (used in) financing activities	7,639,859	2,965,844	8,019,850
Net increase (decrease) in cash and due from banks	51,815	(667,904)	(1,514,928)
Cash and due from banks at beginning of fiscal year	1,216,627	1,884,531	3,399,459
Cash and due from banks at end of fiscal year	1,268,442	1,216,627	1,884,531
Parent Company
Cash flows from operating activities:
Net income	875,412	656,389	412,669
Adjustments and other	(685,149)	(644,977)	(396,510)
Net cash provided by (used in) operating activities	190,263	11,412	16,159
Cash flows from investing activities:
Payments for purchases of securities of subsidiaries		(212)	(751,620)
Net change in other investing activities	1,570	80	(43,582)
Net cash provided by (used in) investing activities	1,570	(132)	(795,202)
Cash flows from financing activities:
Net change in short-term borrowings	(40,000)	60,000	161,265
Proceeds from issuance of common stock		146,499	751,620
Purchases of treasury stock	(7)	(2,560)	(3)
Dividends paid	(152,542)	(215,937)	(134,644)
Net change in other financing activities	749	730	818
Net cash provided by (used in) financing activities	(191,800)	(11,268)	779,056
Net increase (decrease) in cash and due from banks	33	12	13
Cash and due from banks at beginning of fiscal year	167	155	142
Cash and due from banks at end of fiscal year	¥ 200	¥ 167	¥ 155